REVENUES - Breakdown of revenues by geographical regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 41,034	$ 31,258	$ 24,189
United States and Canada
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	32,224	22,960	17,582
Japan
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	3,898	3,489	3,374
Europe
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	4,120	3,383	1,885
Asia Pacific (excluding Japan)
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	310	912	849
Israel
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	346	274	281
Others
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 136	$ 240	$ 218